Income Taxes (Tables)	12 Months Ended
Jul. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
	July 31, 2015	July 31, 2014

Income tax expense at statutory rate	$(2,070,422)	$(5,527,011)

Valuation allowance	2,070,422	5,527,011

Income tax expense per books	$-	$-

Schedule of Deferred Tax Assets and Liabilities
	July 31, 2015	July 31, 2014

Net operating loss carryover at statutory rate	$(16,040,239)	$(13,969,817)

Valuation allowance	16,040,239	13,969,817

Net deferred tax asset	$-	$-